Foreclosed Assets - Expenses Related to Foreclosed Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets, net	$ 652	$ 1,187	$ 4
Covered Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net loss (gain) on sales	(338)	(7)
Provision for unrealized losses	962	1,139
Operating expenses, net of rental income	28	55	4
Foreclosed assets, net	$ 652	$ 1,187	$ 4